Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Oct. 15, 2020
Statement of Financial Position [Abstract]
Total assets	$ 375,724,274	$ 376,847,694
Liabilities, Current [Abstract]
Total current liabilities	3,672,266	1,067,726
Deferred underwriting commissions	13,081,250	13,081,250	$ 13,100,000
Derivative warrant liabilities	19,418,920	27,249,130
Total liabilities	36,172,436	41,398,106
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	334,551,830	330,449,580
Shareholders' Equity
Preference shares—$0.0001 par value	0	0
Additional paid-in capital	5,462,531	9,830,842
Accumulated deficit	(463,849)	(4,832,201)
Total shareholders' equity	5,000,008	5,000,008		$ 0
Total liabilities and shareholders' equity	375,724,274	376,847,694
Statement of Operations
Loss from operations	(3,461,858)	(127,691)
Other (expense) income:
Change in fair value of derivative warrant liabilities	7,830,210	(3,758,500)
Transaction costs—derivative warrant liabilities		(946,010)
Total other (expense) income		(4,704,510)
Net loss	4,368,352	(4,832,201)
Statement of Cash Flows
Net loss	4,368,352	(4,832,201)
Change in fair value of derivative warrant liabilities	(7,830,210)	3,758,500
Transaction costs - derivative warrant liabilities		946,010
Common Class A [Member]
Shareholders' Equity
Common Stock	$ 392	$ 433
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted	37,375,000	37,375,000
Basic and diluted net income per ordinary share	$ 0	$ 0
Common Class B [Member]
Shareholders' Equity
Common Stock	$ 934	$ 934
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted	9,343,750	8,429,688
Basic and diluted net income per ordinary share	$ 0.47	$ (0.57)
As Previously Reported [Member]
Statement of Financial Position [Abstract]
Total assets		$ 376,847,694
Liabilities, Current [Abstract]
Total current liabilities		1,067,726
Deferred legal fees		0
Deferred underwriting commissions		13,081,250
Total liabilities		14,148,976
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		357,698,710
Shareholders' Equity
Preference shares—$0.0001 par value		0
Additional paid-in capital		5,126,604
Accumulated deficit		(127,691)
Total shareholders' equity		5,000,008
Total liabilities and shareholders' equity		376,847,694
Statement of Operations
Loss from operations		(127,691)
Other (expense) income:
Net gain from investments held in Trust Account		0
Net loss		(127,691)
Statement of Cash Flows
Net loss		(127,691)
As Previously Reported [Member] | Common Class A [Member]
Shareholders' Equity
Common Stock		$ 161
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted		37,375,000
Basic and diluted net income per ordinary share		$ 0
As Previously Reported [Member] | Common Class B [Member]
Shareholders' Equity
Common Stock		$ 934
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted		8,429,688
Basic and diluted net income per ordinary share		$ (0.02)
Restatement Adjustment [Member]
Liabilities, Current [Abstract]
Derivative warrant liabilities		$ 27,249,130
Total liabilities		27,249,130
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		(27,249,130)
Shareholders' Equity
Additional paid-in capital		4,704,238
Accumulated deficit		(4,704,510)
Other (expense) income:
Change in fair value of derivative warrant liabilities		(3,758,500)
Transaction costs—derivative warrant liabilities		(946,010)
Total other (expense) income		(4,704,510)
Net loss		(4,704,510)
Statement of Cash Flows
Net loss		(4,704,510)
Change in fair value of derivative warrant liabilities		3,758,500
Transaction costs - derivative warrant liabilities		946,010
Restatement Adjustment [Member] | Common Class A [Member]
Shareholders' Equity
Common Stock		$ 272
Restatement Adjustment [Member] | Common Class B [Member]
Other (expense) income:
Basic and diluted net income per ordinary share		$ (0.55)